Transactions with Directors and Other Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Summary of Remuneration of the Directors and Other Key Management Personnel	The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2023	2022	2021
Directors’ remuneration	£	£	£
Salaries and fees	4,733,761	4,696,699	5,488,388
Performance-related payments	1,002,607	3,701,569	3,431,294
Other fixed remuneration (pension and other allowances & non-cash benefits)	222,538	906,201	929,935
Expenses	—	27,715	17,097
Total remuneration	5,958,906	9,332,184	9,866,714
Compensation for loss of office(1)	—	172,856	356,054

	2023	2022	2021
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits	18,449,360	22,627,595	20,553,672
Post-employment benefits	858,437	1,026,848	988,829
Compensation for loss of office(1)	—	1,713,256	356,054
Total compensation	19,307,797	25,367,699	21,898,555
(1)Compensation for loss of office was not paid to Directors or KMPs in 2023 (2022: two Directors, £172,856 and three KMPs, £1,540,400; 2021: two Directors, £356,054).

Summary of Transactions with Directors, Other Key Management Personnel	Directors, Other KMP (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2023		2022
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	10	871	6	360
Net movements	(2)	204	4	511
At 31 December	8	1,075	10	871

Deposit, bank and instant access accounts and investments
At 1 January	23	4,133	21	6,552
Net movements	(6)	(2,431)	2	(2,419)
At 31 December	17	1,702	23	4,133